Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation			$ 63,728	$ 52,368	$ 272,147
Amortization of debt discounts			472,765	108,044	116,643
Officer and Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation	$ 16,817	$ 18,768	63,728	52,368	109,147	0
Amortization of debt discounts	$ 157,708	$ 93,241	$ 472,765	$ 108,044
Professional And Consulting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation					$ 163,000	$ 0